Share-based Compensation	12 Months Ended
Jun. 30, 2022
Share-based Compensation
Share-based Compensation
17.	Share-based Compensation

On January 1, 2016, January 1, 2017 and January 8, 2018, one of the Group’s consolidated VIEs, Hywin Wealth Management granted and issued options to its employees for the purchase of an aggregate of 8,998,465 shares of Hywin Wealth Management. The option exercise price was set at RMB1.23, RMB1.35 and RMB1.83 per share for the options granted on January 1, 2016, 2017 and January 8, 2018, respectively. All these options were vested upon issuance. The options issued had a repurchase feature, which gave the awardees the right to require the Group to repurchase part or all of the options for the employees hold for cash. Given the condition of the grants, vests, repurchases and exercises of the relevant options issued historically were all under similar conditions, the Group considered all these options were granted and issued under a share incentive plan, or the 2018 Option Plan.

On September 30, 2019, the Company adopted a share option plan (the “2019 Option Plan”) for the employees to purchase ordinary shares of the Company. Under the 2019 Option Plan, the maximum aggregate number of ordinary shares available for issuance would be 2,250,000 ordinary shares. Each grantee of the 2018 Option Plan entered into an amended grant letter with Hywin Wealth Management and the Company, all parties agreed to replace the issued and outstanding options granted by Hywin Wealth Management with the options granted by the Company under the 2019 Option Plan, and terminate the 2018 Option Plan, with each one option granted by the Company replacing ten options granted by Hywin Wealth Management. The exercise price replaced by the 2019 Option Plan was US$1.894, US$1.946 and US$2.801 per share for the options originally granted on January 1, 2016, 2017 and January 8, 2018, respectively. The 2019 Option Plan also granted to the employees 1,499,753 new options of the Company with nil exercise price. The exercise period of any options granted under the 2019 Option Plan shall start from one year after the IPO of the Company through December 31, 2023.

The options granted and issued under the 2018 Option Plan were treated as liabilities due to the repurchase feature attached, allowing the employees to cause the Company to repurchase part or all of the options they hold, which permitted the employees to avoid bearing the risks and rewards normally associated with equity share ownership. As a result, they were measured at fair value when granted and remeasured as of each reporting date, with the changes in fair value of these liability classified awards be recorded in earnings in each reporting period. As of September 30, 2019, the options granted and issued under the 2018 Option plan were replaced by the 2019 Option plan with no repurchase feature. According to ASC718, the transaction was classified as modification from a liability award to an equity award. The aggregate amount of compensation cost recognized is generally the fair-value-based measure of the award on the modification date, and no longer has to be remeasured at a fair-value-based amount in each reporting period until settlement.

Expenses related to options granted and issued under the 2018 Option plan and losses/(gain) incurred as a result of increase/(decrease) in fair value of these option liabilities for the years ended June 30, 2019 and 3 months ended September 30, 2019 were recorded as share-based compensation expenses/(benefit) in the Group’s statement of income and comprehensive income.

The options under 2019 Option plan granted to employees contain an explicit service condition, which the options will be considered to be forfeited if the grantees resigned within 5 years after the date they joined the 2018 Option plan or 2019 Option plan (“5-year condition”). Also, all grantees were restricted to convert the options into ordinary shares until a certain period subsequent to the IPO date (“lock up period”). If the grantee resigned from the Company before the IPO or during the lock up period, the Company has the right to cancel their options. The 5-year condition and lock up period are service condition and the exercise of the options were contingent to the IPO, which is a performance condition. Under ASC 718, if the vesting (or exercisability) of an award is based on the satisfaction of both a service and performance condition, the entity must initially determine which outcomes are probable and recognize the compensation cost over the longer of the explicit or implicit service period. Because an IPO generally is not considered to be probable until the IPO is effective, the compensation cost of the 2019 Option plan will only be recognized upon the completion of IPO based on the fair value of grant date as the cumulative effect on current and prior periods of the change in the estimated number of awards for which the requisite service is expected to be rendered. As of June 30, 2020, however, the Company considered the obligation under the 2018 Option plan still exist after the replacement of 2019 Option plan because no forfeiture is expected due to the replacement. As a result, previously recorded share-based compensation liabilities as of September 30, 2019 (i.e. RMB 6,560) based on fair value under 2018 Option plan would be transferred to equity, and the change in value due to the replacement would be recognized after the IPO occurs.

As of March 26, 2021, the Company completed its IPO on NASDAQ, which is regarded as the milestone that it fulfilled both the performance and service condition. As such, the fair value of the options and the compensation cost under the 2019 Option plan should be recognized from March 26, 2021. The grant date of the 2019 Option plan is considered to be September 30, 2019. The requisite service period should start from the earliest signing date of the respective option plan until the later of the one year after IPO successfully and 5 years after earliest option plan signing date. No new options were granted since October 1, 2019. Nil and 781,270 options were exercisable as of June 30, 2021 and 2022.

The following table summarizes the option activities under the 2018 Option Plan and 2019 Option Plan during the years ended June 30, 2020, 2021 and 2022, respectively:

		Weighted
		Average	Weighted
		Remaining	Average
	Number	Contractual	Exercise
	of options	Life (Years)	Price (RMB)

Outstanding and exercisable, June 30, 2019	7,502,470	0.25	1.55
Granted/Vested	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Replaced by 2019 Option plan as of September 30, 2019	(7,502,470)	—	1.55
Outstanding and exercisable, June 30, 2020	—	—	—
Recognition of options originally under 2018 Option Plan and replaced by 2019 Option plan as of March 26, 2021	750,247	1.11	16.43
Recognition of new options granted under 2019 Option plan as of March 26, 2021	1,499,753	2.00	—
Forfeited	(235,613)	—	0.74
Exercised	—	—	—
Outstanding, June 30, 2021	2,014,387	1.48	5.29
Forfeited	(102,084)	—	1.21
Exercised	—	—	—
Outstanding, June 30, 2022	1,912,303	0.62	5.02

For the year ended June 30, 2019 and 2020, there were no newly issued options under 2018 Option Plan. For the year ended June 30, 2021, 2,250,000 options were granted under the 2019 Option plan and 235,613 options were forfeited. And for the year ended June 30, 2022, 102,084 options were forfeited. The Company recognized share compensation expense for the share options under the 2019 Option plan of RMB21,947 and RMB7,340 for the year ended June 30, 2021 and 2022, respectively.

In August 2018, Hywin Wealth Management repurchased 1,495,995 options issued and outstanding, which resulted in an amount of RMB674 decrease in share-based compensation liabilities as of June 30, 2019 compared with June 30, 2018.

The options granted and issued under the 2018 Option Plan were treated as liabilities due to the repurchase feature was attached. As a result, they were measured at fair value when granted and remeasured as of each reporting date. For the years ended June 30 2020, 2021 and 2022, loss and gain related to changes in fair value of the option liabilities recorded as share-based compensation benefit in the Group’s statements of income and comprehensive income were RMB369, nil and nil, respectively.

There are no share-based compensation liabilities as of June 30, 2021 and 2022.